iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited)
April 30, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 1.5%
General Dynamics Corp. .................... 51,870 $ 14,891,358
Lockheed Martin Corp. ..................... 414,112 192,533,092
Northrop Grumman Corp. ................... 255,191 123,775,291
RTX Corp. ............................. 192,561 19,548,793
350,748,534
a
Air Freight & Logistics  — 0.7%
CH Robinson Worldwide, Inc. ................ 1,179,225 83,724,975
Expeditors International of Washington, Inc.
(a)
...... 774,849 86,248,442
169,973,417
a
Beverages  — 2.1%
Coca-Cola Co. (The) ...................... 408,608 25,239,716
Keurig Dr Pepper, Inc. ..................... 5,049,522 170,168,891
PepsiCo, Inc. ........................... 1,733,579 304,953,882
500,362,489
a
Biotechnology  — 5.6%
AbbVie, Inc. ............................ 1,674,285 272,305,712
Amgen, Inc. ............................ 563,526 154,372,312
BioMarin Pharmaceutical, Inc.
(a)(b)
.............. 958,427 77,402,565
Gilead Sciences, Inc. ...................... 3,545,818 231,187,334
Incyte Corp.
(b)
........................... 2,110,234 109,837,680
Neurocrine Biosciences, Inc.
(a)(b)
............... 727,428 100,050,447
Regeneron Pharmaceuticals, Inc.
(b)
............. 212,931 189,649,124
United Therapeutics Corp.
(a)(b)
................ 101,298 23,737,160
Vertex Pharmaceuticals, Inc.
(b)
................ 411,892 161,795,297
1,320,337,631
a
Capital Markets  — 1.9%
Cboe Global Markets, Inc. ................... 1,169,003 211,764,894
CME Group, Inc., Class A ................... 623,288 130,666,096
Intercontinental Exchange, Inc. ............... 479,661 61,761,150
Tradeweb Markets, Inc., Class A ............... 388,370 39,501,113
443,693,253
a
Chemicals  — 1.2%
Air Products and Chemicals, Inc. .............. 251,505 59,440,692
CF Industries Holdings, Inc. .................. 1,155,598 91,257,574
Corteva, Inc. ............................ 1,727,481 93,508,547
Linde PLC ............................. 97,966 43,199,087
287,405,900
a
Commercial Services & Supplies  — 5.4%
Republic Services, Inc. ..................... 2,086,509 399,983,775
Rollins, Inc. ............................. 1,964,974 87,559,241
Waste Connections, Inc. .................... 2,370,420 384,221,378
Waste Management, Inc. .................... 1,944,142 404,420,419
1,276,184,813
a
Communications Equipment  — 3.9%
Cisco Systems, Inc. ....................... 6,894,513 323,904,221
F5, Inc.
(b)
.............................. 657,046 108,616,274
Juniper Networks, Inc. ..................... 3,560,293 123,969,402
Motorola Solutions, Inc. .................... 1,041,850 353,343,428
909,833,325
a
Consumer Staples Distribution & Retail  — 2.0%
Kroger Co. (The) ......................... 2,796,743 154,883,627
Walmart, Inc. ............................ 5,505,739 326,765,610
481,649,237
a
Containers & Packaging  — 0.6%
Amcor PLC ............................. 9,236,662 82,575,759
International Paper Co. ..................... 338,568 11,829,566
Security Shares Value
a
Containers & Packaging (continued)
Packaging Corp. of America ................. 224,237 $ 38,788,516
133,193,841
a
Diversified Telecommunication Services  — 2.1%
AT&T, Inc. .............................. 8,775,550 148,219,039
Verizon Communications, Inc. ................ 8,624,363 340,576,095
488,795,134
a
Electric Utilities  — 4.2%
Alliant Energy Corp. ....................... 426,324 21,230,935
American Electric Power Co., Inc. .............. 1,081,262 93,020,970
Duke Energy Corp. ....................... 3,600,973 353,831,607
Evergy, Inc. ............................. 245,925 12,898,766
Eversource Energy ....................... 639,754 38,781,888
Southern Co. (The) ....................... 4,101,602 301,467,747
Xcel Energy, Inc. ......................... 3,190,456 171,423,201
992,655,114
a
Electronic Equipment, Instruments & Components  — 4.0%
Amphenol Corp., Class A ................... 3,409,723 411,792,247
CDW Corp. ............................. 543,670 131,492,026
Corning, Inc. ............................ 1,773,947 59,214,351
Keysight Technologies, Inc.
(b)
................. 1,325,384 196,077,309
TE Connectivity Ltd. ....................... 121,314 17,163,505
Teledyne Technologies, Inc.
(a)(b)
............... 327,121 124,790,119
940,529,557
a
Entertainment  — 0.8%
Electronic Arts, Inc. ....................... 1,435,231 182,015,995
a
Financial Services  — 3.8%
Berkshire Hathaway, Inc., Class B
(b)
............ 921,037 365,403,009
Fiserv, Inc.
(a)(b)
........................... 864,372 131,963,673
Jack Henry & Associates, Inc. ................ 200,987 32,698,575
Mastercard, Inc., Class A .................... 360,110 162,481,632
Visa, Inc., Class A ........................ 768,670 206,472,449
899,019,338
a
Food Products  — 4.8%
Campbell Soup Co. ....................... 2,145,699 98,079,901
General Mills, Inc. ........................ 2,803,741 197,551,591
Hershey Co. (The) ........................ 1,179,947 228,815,322
Hormel Foods Corp. ....................... 3,328,863 118,374,368
J M Smucker Co. (The) ..................... 457,450 52,538,133
Kellanova .............................. 3,035,083 175,609,902
Kraft Heinz Co. (The) ...................... 3,280,087 126,644,159
Mondelez International, Inc., Class A ............ 1,849,824 133,076,339
1,130,689,715
a
Gas Utilities  — 0.1%
Atmos Energy Corp. ....................... 97,720 11,521,188
a
Health Care Equipment & Supplies  — 1.1%
Abbott Laboratories ....................... 207,681 22,007,955
Becton Dickinson & Co. .................... 680,156 159,564,598
Hologic, Inc.
(b)
........................... 678,856 51,436,919
Medtronic PLC .......................... 420,159 33,713,558
266,723,030
a
Health Care Providers & Services  — 4.7%
Cencora, Inc. ........................... 740,195 176,943,615
Cigna Group (The) ........................ 72,062 25,729,016
CVS Health Corp. ........................ 161,143 10,910,993
Elevance Health, Inc. ...................... 132,555 70,065,922
Humana, Inc. ........................... 387,012 116,912,455
McKesson Corp. ......................... 534,110 286,929,233

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Health Care Providers & Services (continued)
Molina Healthcare, Inc.
(b)
.................... 171,646 $ 58,720,097
Quest Diagnostics, Inc. ..................... 499,312 68,994,932
UnitedHealth Group, Inc. .................... 621,936 300,830,443
1,116,036,706
a
Hotels, Restaurants & Leisure  — 2.4%
Domino's Pizza, Inc. ....................... 225,505 119,353,031
McDonald's Corp. ........................ 1,147,491 313,310,943
Yum! Brands, Inc. ........................ 1,014,712 143,328,070
575,992,044
a
Household Durables  — 0.3%
Garmin Ltd. ............................. 526,324 76,038,028
a
Household Products  — 2.5%
Church & Dwight Co., Inc. ................... 955,820 103,123,420
Colgate-Palmolive Co. ..................... 1,176,577 108,150,958
Kimberly-Clark Corp. ...................... 484,537 66,153,837
Procter & Gamble Co. (The) ................. 1,926,313 314,374,281
591,802,496
a
Industrial Conglomerates  — 0.2%
Honeywell International, Inc. ................. 288,733 55,647,511
a
Insurance  — 10.0%
American Financial Group, Inc. ............... 685,514 87,574,413
Aon PLC , Class A ........................ 374,602 105,641,510
Arch Capital Group Ltd.
(b)
................... 629,391 58,873,234
Arthur J Gallagher & Co. .................... 1,160,973 272,468,753
Assurant, Inc. ........................... 590,737 103,024,533
Chubb Ltd. ............................. 1,129,156 280,753,348
Erie Indemnity Co., Class A, NVS .............. 281,369 107,668,662
Everest Group Ltd. ........................ 313,506 114,871,733
Hartford Financial Services Group, Inc. (The) ...... 277,287 26,866,337
Loews Corp. ............................ 903,328 67,885,099
Markel Group, Inc.
(a)(b)
...................... 54,672 79,733,645
Marsh & McLennan Companies, Inc. ............ 1,346,363 268,505,173
Progressive Corp. (The) .................... 1,859,607 387,263,158
Travelers Companies, Inc. (The) ............... 1,183,030 250,991,645
W R Berkley Corp. ........................ 907,463 69,847,427
Willis Towers Watson PLC ................... 330,525 83,008,049
2,364,976,719
a
Interactive Media & Services  — 0.1%
Alphabet, Inc., Class C, NVS
(a)(b)
............... 178,719 29,424,296
a
IT Services  — 5.7%
Accenture PLC, Class A .................... 974,284 293,171,799
Akamai Technologies, Inc.
(a)(b)
................. 1,210,958 122,221,991
Cognizant Technology Solutions Corp., Class A ..... 2,654,653 174,357,609
Gartner, Inc.
(a)(b)
.......................... 178,731 73,742,623
GoDaddy, Inc., Class A
(a)(b)
................... 1,276,000 156,156,880
International Business Machines Corp. .......... 2,156,127 358,348,307
VeriSign, Inc.
(b)
.......................... 979,302 165,972,103
1,343,971,312
a
Machinery  — 0.1%
Otis Worldwide Corp. ...................... 175,889 16,041,077
a
Media  — 0.5%
Comcast Corp., Class A .................... 2,463,965 93,901,706
Fox Corp., Class B ........................ 417,653 11,978,287
105,879,993
a
Metals & Mining  — 0.8%
Newmont Corp. .......................... 4,772,327 193,947,369
a
Security Shares Value
a
Multi-Utilities  — 2.8%
Ameren Corp. ........................... 706,978 $ 52,224,465
CMS Energy Corp. ........................ 759,382 46,026,143
Consolidated Edison, Inc. ................... 3,116,129 294,162,578
Dominion Energy, Inc. ...................... 1,064,036 54,244,555
DTE Energy Co. ......................... 435,547 48,049,545
WEC Energy Group, Inc. .................... 2,098,378 173,409,958
668,117,244
a
Oil, Gas & Consumable Fuels  — 2.4%
Cheniere Energy, Inc. ...................... 535,879 84,572,424
Chevron Corp. ........................... 567,782 91,566,203
Exxon Mobil Corp. ........................ 1,025,575 121,294,755
Marathon Petroleum Corp. .................. 917,257 166,683,942
Phillips 66 .............................. 116,358 16,663,629
Valero Energy Corp. ....................... 163,965 26,213,085
Williams Companies, Inc. (The) ............... 1,394,698 53,500,615
560,494,653
a
Pharmaceuticals  — 4.8%
Bristol-Myers Squibb Co. .................... 3,709,648 163,001,933
Eli Lilly & Co. ........................... 256,479 200,335,747
Johnson & Johnson ....................... 2,060,995 297,999,267
Merck & Co., Inc. ......................... 3,241,119 418,817,397
Pfizer, Inc. ............................. 2,182,436 55,914,011
1,136,068,355
a
Professional Services  — 1.1%
Automatic Data Processing, Inc. ............... 80,842 19,554,871
Booz Allen Hamilton Holding Corp., Class A ....... 750,772 110,866,501
Broadridge Financial Solutions, Inc. ............ 245,192 47,422,585
Verisk Analytics, Inc. ....................... 399,301 87,031,646
264,875,603
a
Semiconductors & Semiconductor Equipment  — 3.9%
Analog Devices, Inc. ....................... 290,249 58,226,852
Broadcom, Inc. .......................... 396,738 515,866,519
Texas Instruments, Inc. ..................... 1,891,221 333,649,209
907,742,580
a
Software  — 5.7%
Aspen Technology, Inc.
(a)(b)
................... 253,223 49,852,012
Cadence Design Systems, Inc.
(b)
.............. 49,356 13,603,994
Dropbox, Inc., Class A
(a)(b)
................... 1,927,219 44,634,392
Fair Isaac Corp.
(b)
......................... 69,137 78,355,036
Gen Digital, Inc. .......................... 6,372,049 128,333,067
Microsoft Corp. .......................... 881,725 343,281,994
Oracle Corp. ............................ 1,850,399 210,482,886
PTC, Inc.
(b)
............................. 729,927 129,518,247
Roper Technologies, Inc. .................... 634,239 324,387,879
Synopsys, Inc.
(b)
......................... 40,399 21,435,306
1,343,884,813
a
Specialty Retail  — 3.1%
AutoZone, Inc.
(b)
......................... 84,477 249,747,803
Home Depot, Inc. (The) .................... 534,456 178,625,884
Lowe's Companies, Inc. .................... 153,863 35,079,225
O'Reilly Automotive, Inc.
(b)
................... 150,713 152,711,455
TJX Companies, Inc. (The) .................. 999,454 94,038,627
Ulta Beauty, Inc.
(b)
........................ 27,332 11,065,087
721,268,081
a
Technology Hardware, Storage & Peripherals  — 1.4%
Apple, Inc. ............................. 1,160,200 197,616,866
Dell Technologies, Inc., Class C ............... 567,582 70,743,421
NetApp, Inc. ............................ 478,463 48,903,703
317,263,990
a

iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2024
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Water Utilities  — 0.0%
American Water Works Co., Inc. ............... 84,110 $ 10,288,336
a
Wireless Telecommunication Services  — 1.6%
T-Mobile U.S., Inc. ........................ 2,241,065 367,915,641
a
Total Long-Term Investments — 99.9%
(Cost: $22,239,489,268) .............................. 23,553,008,358
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%
(c)(d)(e)
...................... 35,293,550 $ 35,304,139
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%
(c)(d)
............................ 41,907,806 41,907,806
a
Total Short-Term Securities — 0.3%
(Cost: $77,198,294) ................................. 77,211,945
Total Investments — 100.2%
(Cost: $22,316,687,562) .............................. 23,630,220,303
Liabilities in Excess of Other Assets — (0.2)% ............... (39,912,208)
Net Assets — 100.0% ................................. $ 23,590,308,095
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
  Shares Held
at 04/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 128,134,115  $ —  $ (92,833,858)
(a)
$ 58,917  $ (55,035) $ 35,304,139  35,293,550  $ 738,165
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 51,122,900  —  (9,215,094)
(a)
—  —  41,907,806  41,907,806  2,303,274  —
$ 58,917  $ (55,035)
$ 77,211,945
$ 3,041,439  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index ......................................................... 200 06/21/24 $ 6,360 $ (309,294)
E-Mini S&P 500 Index .................................................................. 112 06/21/24 28,375 (876,303)
$ (1,185,597)

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
MSCI USA Min Vol Factor ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 23,553,008,358 $ — $ — $ 23,553,008,358
Short-Term Securities
Money Market Funds ...................................... 77,211,945 — — 77,211,945
$ 23,630,220,303 $ — $ — $ 23,630,220,303
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (1,185,597) $ — $ — $ (1,185,597)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares